SIGNIFICANT ACCOUNTING POLICIES - Contingent liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Contingent liability provision	$ 0	$ 0	$ 0